Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	12/31/2025	12/31/2024
Finished goods
Pulp
Domestic	644,881	801,623
Foreign	1,713,394	1,510,985
Paper
Domestic	587,216	561,409
Foreign	507,999	362,027
Work in process	113,212	135,380
Raw materials
Wood	2,267,720	2,287,406
Operating supplies and packaging	1,037,696	1,098,894
Spare parts and other	1,491,820	1,302,534

Estimated losses	(208,091)	(97,934)
	8,155,847	7,962,324

Schedule Of Changes In Provisions For Inventory Losses

	12/31/2025	12/31/2024
Opening balance	(97,934)	(95,053)
Additions	(150,133)	(83,705)
Reversals	8,498	6,352
Write-offs	31,478	74,472
Closing balance	(208,091)	(97,934)